Advances to Suppliers, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 134,214	$ 88,416
Current period addition		57,012
Write-off	(33,321)
Foreign currency translation adjustment	(2,250)	(11,214)
Balance at the end of year	$ 98,643	$ 134,214